SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Shares Subject to Possible Redemption (Details)	7 Months Ended
Sep. 30, 2025 USD ($)
Class A Ordinary Shares Subject to Possible Redemption
Gross proceeds	$ 225,400,000
Class A ordinary shares subject to possible redemption
Class A Ordinary Shares Subject to Possible Redemption
Gross proceeds	230,000,000
Proceeds allocated to public warrants	(1,855,333)
Class A ordinary shares issuance cost	(14,190,584)
Remeasurement of carrying value to redemption value	16,631,158
Class A ordinary shares subject to possible redemption, September 30, 2025	$ 230,585,241